Risk management and concentrations of risk - Cash flow hedge accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$ 8,417	$ 5,849
Reclassification from accumulated other comprehensive income included in hedge effectiveness, tax	0	0
Amortization of amount excluded from hedge effectiveness, tax	0	0
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	1,024	1,024
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	187	262
Total gains (losses) on derivative instruments, tax	187	262
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(8,417)	(5,849)
Amortization of amount excluded from hedge effectiveness	750	851
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(1,024)	(1,024)
Total gains (losses) on derivative instruments	$ (8,691)	$ (6,022)